                                                           FILE NUMBER 028-00568

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 2005

                        If amended report check here: [ ]

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of November, 2005.

                                      By: /s/ William M Lane
                                          ------------------------------
                                          William M Lane, Vice President
                                          for Robert E. Torray & Co. Inc.

September 30, 2005              Form 13F - Torray LLC

------------------------------------------------------------------------------------------------------------------------------------
            Item 1             Item 2   Item 3         Item 4      Item 5         Item 6        Item 7           Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Invest                      Voting Authority
                                                                            ------------------          ----------------------------
                                 Title    CUSIP     Fair Market     Total    (a)    (b)   (c)             (a)        (b)       (c)
Name of Issuer                 of Class   Number      Value         Shares   Sole Shared Other Managers   Sole      Shared     None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories             common  002824100    145,664,140  3,435,475  X                    All   3,435,475                  -
                                                      17,390,063    410,143  X                    All           -            410,143
Agilent Technologies            common  00846U101     78,843,333  2,407,430  X                    All   2,407,430                  -
                                                       6,635,150    202,600  X                    All           -            202,600
Allied Capital Corporation      common  01903Q108    105,699,956  3,691,930  X                    All   3,691,930                  -
                                                      14,767,354    515,800  X                    All           -            515,800
AMBAC Financial Group, Inc.     common  023139108    204,502,028  2,837,941  X                    All   2,837,941                  -
                                                      26,428,005    366,750  X                    All           -            366,750
American Express Company        common  025816109    208,555,335  3,630,838  X                    All   3,580,838                  -
                                                      21,589,513    375,862  X                    All           -            375,862
American International Group,
 Inc.                           common  026874107    104,876,223  1,692,644  X                    All   1,692,644                  -
                                                      19,466,159    314,173  X                    All           -            314,173
Amgen Inc.                      common  031162100    281,457,936  3,532,797  X                    All   3,501,797                  -
                                                      35,618,067    447,070  X                    All           -            447,070
Anheuser-Busch Cos., Inc.       common  035229103     93,493,941  2,172,257  X                    All   2,172,257                  -
                                                      14,719,680    342,000  X                    All           -            342,000
Applied Materials Inc.          common  038222105      2,774,656    163,600  X                    All     163,600                  -
Automatic Data Processing, Inc. common  053015103    142,025,760  3,299,855  X                    All   3,299,855                  -
                                                      16,412,142    381,323  X                    All           -            381,323
Cardinal Health Inc.            common  14149Y108    228,256,359  3,597,988  X                    All   3,597,988                  -
                                                      24,931,920    393,000  X                    All           -            393,000
CarrAmerica Realty Corporation  common  144418100     21,803,675    606,500  X                    All     606,500                  -
                                                               -          -  X                    All           -                  -
CBRE Realty Finance Inc.        common  12498B208      2,010,000    134,000  X                    All     134,000                  -
Clear Channel Communications,
 Inc.                           common  184502102     98,765,743  3,002,911  X                    All   3,002,911                  -
                                                      18,599,986    565,521  X                    All           -            565,521
Dana Corporation                common  235811106     37,021,104  3,934,230  X                    All   3,934,230                  -
                                                       2,222,642    236,200  X                    All           -            236,200
Danaher Corporation             common  235851102    112,915,423  2,097,630  X                    All   2,097,630                  -
                                                      14,657,909    272,300  X                    All           -            272,300
The DIRECTV Group, Inc.         common  25459L106    149,283,910  9,965,548  X                    All   9,752,148                  -
                                                      16,692,379  1,114,311  X                    All           -          1,114,311
The Walt Disney Company         common  254687106    161,136,641  6,677,855  X                    All   6,677,855                  -
                                                      22,902,628    949,135  X                    All           -            949,135
Eastman Kodak Company           common  277461109     51,360,630  2,111,000  X                    All   2,111,000                  -
                                                      12,053,082    495,400  X                    All           -            495,400
Echostar Communications
 Corporation                    common  278762109     81,627,216  2,760,474  X                    All   2,760,474                  -
                                                      13,359,726    451,800  X                    All           -            451,800
Eli Lilly and Company           common  532457108    204,869,208  3,827,900  X                    All   3,787,200                  -
                                                      25,935,792    484,600  X                    All           -            484,600
Emerson Electric Company        common  291011104    132,510,203  1,845,546  X                    All   1,845,546                  -
                                                      24,530,470    341,650  X                    All           -            341,650

------------------------------------------------------------------------------------------------------------------------------------
            Item 1             Item 2   Item 3         Item 4      Item 5         Item 6        Item 7           Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Invest                     Voting Authority
                                                                            ------------------          ----------------------------
                                 Title    CUSIP     Fair Market     Total    (a)    (b)   (c)             (a)        (b)       (c)
Name of Issuer                 of Class   Number      Value         Shares   Sole Shared Other Managers   Sole      Shared     None
------------------------------------------------------------------------------------------------------------------------------------
Fairfax Financial Holdings      common  303901102    101,663,679    584,610  X                    All     572,210                  -
First Data Corporation          common  319963104    252,595,520  6,314,888  X                    All   6,229,088                  -
                                                      26,192,000    654,800  X                    All           -            654,800
Franklin Resources Inc.         common  354613101    224,910,874  2,678,786  X                    All   2,678,786                  -
                                                      36,813,605    438,466  X                    All           -            438,466
Gannett Co., Inc.               common  364730101     61,755,722    897,221  X                    All     897,221                  -
                                                      12,469,174    181,159  X                    All           -            181,159
General Dynamics Corporation    common  369550108    152,541,018  1,275,960  X                    All   1,275,960                  -
                                                      19,606,200    164,000  X                    All           -            164,000
General Electric Company        common  369604103    163,606,032  4,859,104  X                    All   4,859,104                  -
                                                      22,589,203    670,900  X                    All           -            670,900
The Goldman Sachs Group, Inc.   common  38141G104    198,908,527  1,636,030  X                    All   1,615,030                  -
                                                      21,580,450    177,500  X                    All           -            177,500
Honeywell International Inc.    common  438516106    128,388,600  3,423,696  X                    All   3,423,696                  -
                                                      20,695,238    551,873  X                    All           -            551,873
Illinois Tool Works Inc.        common  452308109    229,981,446  2,793,410  X                    All   2,793,410                  -
                                                      25,371,471    308,168  X                    All           -            308,168
Intel Corporation               common  458140100    149,583,595  6,068,300  X                    All   6,068,300                  -
                                                      17,984,640    729,600  X                    All           -            729,600
JPMorgan Chase & Co.            common  46625H100    104,074,370  3,067,326  X                    All   3,067,326                  -
                                                      16,385,951    482,934  X                    All           -            482,934
Johnson & Johnson               common  478160104    126,226,514  1,994,730  X                    All   1,994,730                  -
                                                      14,349,120    226,756  X                    All           -            226,756
LaBranche & Co. Inc.            common  505447102     27,314,408  3,143,200  X                    All   2,993,200                  -
Markel Corporation              common  570535104    157,765,169    477,353  X                    All     472,353                  -
                                                       4,149,097     12,554  X                    All           -             12,554
Medtronic, Inc.                 common  585055106    170,057,439  3,171,530  X                    All   3,131,630                  -
                                                      16,911,748    315,400  X                    All           -            315,400
O'Reilly Automotive, Inc.       common  686091109     57,994,440  2,058,000  X                    All   2,058,000                  -
Pengrowth Energy Trust "A"      common  706902301      3,813,000    150,000  X                    All     150,000                  -
Sierra Pacific Resources        common  826428104     28,832,760  1,941,600  X                    All   1,941,600                  -
Tribune Company                 common  896047107     85,087,861  2,510,707  X                    All   2,510,707                  -
                                                      11,684,865    344,788  X                    All           -            344,788
United Technologies
 Corporation                    common  913017109    236,844,623  4,568,762  X                    All   4,508,762                  -
                                                      26,353,071    508,354  X                    All           -            508,354
Univision Communications, Inc.  common  914906102    195,994,461  7,387,654  X                    All   7,253,754                  -
                                                      21,214,715    799,650  X                    All           -            799,650

                                                   6,170,656,693